UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:     Matrix Asset Advisor

                                 Address:  747 Third Avenue, 31st Floor
                                           New York, NY 10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                               Place,             and Date of Signing:

/s/ David Katz                  747 Third Ave.                  11/8/02
                                New York, NY 10017

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  __________________________

Form 13F Information Table Entry Total: ______________________

Form 13F Information Table Value Total: ______________________

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC, Inc.                    COM              001055102     1214    39550 SH       SOLE                                      39550
AOL Time Warner                COM              00184a105      325    27809 SH       SOLE                                      27809
Abbott Laboratories            COM              002824100    14391   356212 SH       SOLE                    65450            290762
Adaptec Inc.                   COM              00651F108     9488  2151394 SH       SOLE                   355000           1796394
Advanced Micro Devices Inc     COM              007903107     6256  1171450 SH       SOLE                   197400            974050
Agere Systems Inc - CL B       COM              00845v209      232   233915 SH       SOLE                     7962            225953
Allstate Corporation           COM              020002101     2081    58537 SH       SOLE                                      58537
American Express Co.           COM              025816109    11226   360053 SH       SOLE                    46150            313903
American International Group I COM              026874107    16189   295959 SH       SOLE                     6000            289959
American Power Conversion      COM              029066107    10612  1110085 SH       SOLE                   203100            906985
BP PLC - ADR                   COM              055622104      230     5774 SH       SOLE                                       5774
Bank of America Corp.          COM              060505104    19218   301226 SH       SOLE                    28300            272926
Bank of New York               COM              064057102     5284   183847 SH       SOLE                                     183847
Bellsouth Corp.                COM              079860102      271    14737 SH       SOLE                                      14737
Belvedere Resources, Ltd.      COM              080903107        3    10000 SH       SOLE                                      10000
Berkshire Hathaway - Class B   COM              084670207     1499      608 SH       SOLE                                        608
Biomet                         COM              090613100      419    15750 SH       SOLE                                      15750
Bristol-Myers                  COM              110122108     7436   312419 SH       SOLE                    60400            252019
CVS Corp.                      COM              126650100    11953   471504 SH       SOLE                    84000            387504
Carnival Cruise Lines Inc Cl.  COM              143658102      732    29180 SH       SOLE                    22200              6980
Chubb Corp.                    COM              171232101     1836    33487 SH       SOLE                                      33487
Cisco Systems Inc              COM              17275R102      193    18405 SH       SOLE                                      18405
Citigroup                      COM              172967101    27945   942492 SH       SOLE                    73250            869242
Coca Cola                      COM              191216100     1261    26290 SH       SOLE                                      26290
Comerica Bank                  COM              200340107    10513   218019 SH       SOLE                    27600            190419
Computer Sciences Corp.        COM              205363104     6682   240435 SH       SOLE                    36550            203885
Countrywide Credit Inds. Inc.  COM              222372104      501    10620 SH       SOLE                                      10620
Electronic Data Systems        COM              285661104     4454   318629 SH       SOLE                    58800            259829
Enviornmental Energy Service   COM              29406q101        0    10000 SH       SOLE                                      10000
Exxon Mobil Corporation        COM              30231g102     1802    56496 SH       SOLE                                      56496
Federal Natl. Mortgage Assn.   COM              313586109     9272   155719 SH       SOLE                                     155719
First Place Financial Corp.    COM              33610t109      374    26775 SH       SOLE                                      26775
Fleet Boston Financial Corp    COM              339030108     9579   471197 SH       SOLE                    64650            406547
Freddie Mac                    COM              313400301     9748   174385 SH       SOLE                    29600            144785
Gap Inc.                       COM              364760108    11080  1021169 SH       SOLE                   196300            824869
General Electric Co.           COM              369604103     8947   362952 SH       SOLE                    46350            316602
Goldman Sachs Group, Inc.      COM              38141G104     2559    38750 SH       SOLE                                      38750
Guidant Corp.                  COM              401698105    12565   388885 SH       SOLE                    69850            319035
Hartford Financial Services Gr COM              416515104     1145    27915 SH       SOLE                                      27915
Hewlett-Packard Co.            COM              428236103      119    10227 SH       SOLE                                      10227
Home Depot                     COM              437076102      246     9434 SH       SOLE                                       9434
Household International        COM              441815107     1083    38245 SH       SOLE                                      38245
Intel Corporation              COM              458140100     5424   390474 SH       SOLE                    75000            315474
International Business Machine COM              459200101      305     5229 SH       SOLE                                       5229
International Meta Systems     COM              45986b108        0    25830 SH       SOLE                                      25830
Interpublic Group              COM              460690100     8135   513263 SH       SOLE                    97150            416113
J. P. Morgan Chase & Co.       COM              46625H100    15525   817525 SH       SOLE                    76700            740825
John Hancock Financial Service COM              41014s106      717    25780 SH       SOLE                                      25780
Johnson & Johnson              COM              478160104     6604   122118 SH       SOLE                    22300             99818
LAM Research Corp.             COM              512807108     4603   517160 SH       SOLE                    79100            438060
Leggett & Platt Inc.           COM              524660107     6034   304900 SH       SOLE                    64600            240300
Lehman Brothers                COM              524908100     1130    23040 SH       SOLE                                      23040
Liberty Media Corp - A         COM              530718105     4108   572076 SH       SOLE                   136600            435476
Lucent Technologies            COM              549463107     1825  2401515 SH       SOLE                   442035           1959480
M&T Bank                       COM              55261F104      394     5000 SH       SOLE                                       5000
MBNA Corp.                     COM              55262L100     2021   109942 SH       SOLE                                     109942
MGIC Investment Corp.          COM              552848103      286     7000 SH       SOLE                                       7000
Manpower Inc.                  COM              56418H100     7300   248805 SH       SOLE                    49750            199055
Marketing Services Inc.        COM              570907105        4    12320 SH       SOLE                                      12320
Merck & Co., Inc.              COM              589331107    13019   284810 SH       SOLE                    45150            239660
Merrill Lynch & Co.            COM              590188108    13914   422287 SH       SOLE                    58600            363687
MetLife Inc.                   COM              59156r108     2059    90487 SH       SOLE                                      90487
Microsoft Corporation          COM              594918104     1312    29989 SH       SOLE                                      29989
Morgan Stanley                 COM              617446448    17488   516165 SH       SOLE                    57400            458765
Motorola Inc                   COM              620076109      782    76831 SH       SOLE                     2100             74731
Nokia Corp.                    COM              654902204     6884   519540 SH       SOLE                   104400            415140
Novellus Systems               COM              670008101     9064   435539 SH       SOLE                    92850            342689
Office Depot Inc.              COM              676220106     8417   682105 SH       SOLE                   168300            513805
Orbit International Corp       COM              685559304       62    21016 SH       SOLE                                      21016
Orthodontix Inc.               COM              68750q101        6    38000 SH       SOLE                                      38000
PNC Bank Corp                  COM              693475105      821    19475 SH       SOLE                                      19475
Pfizer, Inc.                   COM              717081103      445    15348 SH       SOLE                                      15348
Pharmacia Corporation          COM              71713u102     7560   194448 SH       SOLE                    22205            172243
SBC Communications Corp.       COM              78387G103      219    10902 SH       SOLE                                      10902
Sara Lee Corporation           COM              803111103      234    12807 SH       SOLE                                      12807
Schering Plough                COM              806605101     9198   431448 SH       SOLE                    75100            356348
Schlumberger Ltd.              COM              806857108    12567   326746 SH       SOLE                    59800            266946
Sky Financial Group Inc.       COM              83080p103      362    18173 SH       SOLE                                      18173
SouthTrust Corp.               COM              844730101      856    35300 SH       SOLE                                      35300
Sun Microsystems Inc.          COM              866810104       49    19110 SH       SOLE                                      19110
Suntrust Banks Inc.            COM              867914103     2285    37172 SH       SOLE                                      37172
Symbol Technologies, Inc.      COM              871508107    12586  1640875 SH       SOLE                   268500           1372375
Texas Instruments              COM              882508104      208    14103 SH       SOLE                                      14103
Travelers Property Casualty Co COM              89420G109      507    38425 SH       SOLE                     2523             35902
Travelers Property Casualty Co COM              89420g406     1144    84550 SH       SOLE                     5186             79364
Verizon Communications         COM              92343v104     1052    38350 SH       SOLE                                      38350
Vishay Intertechnology         COM              928298108     4768   541762 SH       SOLE                   117200            424562
Vyrex Corp.                    COM              92922E101        5    33000 SH       SOLE                                      33000
Wachovia Corp.                 COM              929903102    10356   316790 SH       SOLE                    26700            290090
Wal-Mart Stores, Inc.          COM              931142103      541    10982 SH       SOLE                                      10982
Walt Disney Company            COM              254687106    13067   863079 SH       SOLE                   167800            695279
Washington Mutual Inc.         COM              939322103     2377    75539 SH       SOLE                                      75539
Wells Fargo Company            COM              949746101     8499   176468 SH       SOLE                                     176468
Wyeth                          COM              983024100     6538   205609 SH       SOLE                    35550            170059
Alt Health Care Systems                         021452107        0    15000 SH       SOLE                                      15000
Bradford & Bingley PLC                          G1288A101       44    10000 SH       SOLE                                      10000
E-Kong Group Ltd.                               G2952Q109        1   250000 SH       SOLE                                     250000
FEOCII Subscription Agreement                   8324009        100   100000 SH       SOLE                                     100000
Gulf International Minerals (C                  402290100       14    50000 SH       SOLE                                      50000
Prism Support Hldgs LLC                         3030551          0   250000 SH       SOLE                                     250000
Oppenheimer Strategic Income F                  68380K102       72 19698.000SH       SOLE                                  19698.000
Vanguard Bond Index                             921937108     1487 143571.845SH      SOLE                                 143571.845